Financial assets at fair value through other comprehensive income - Summary of investment (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Investments	¥ 195,789	¥ 104,970
Listed equity investments
Disclosure of financial assets [line items]
Investments	66,642	¥ 104,970
Unlisted equity investments
Disclosure of financial assets [line items]
Investments	¥ 129,147